CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash	$ 0	$ 0	$ 0
Total current assets	0	0	0
Intangible assets		0	0
Total assets	0	0
Current liabilities
Accounts payable and accrued expenses	238,142	239,578	222,488
Notes payable	150,529	115,405	86,093
Notes payable - related party	68,785	68,785	68,785
Due to related parties	5,293	5,293	5,293
Total current liabilities	462,749	429,061	382,659
Total liabilities	462,749	429,061	382,659
Commitments and Contingencies (Note 6)	0	0	0
Common Shares 700,000,000 authorized shares, par value $0.0001 215,342 and 215,342 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	22	22	22
Additional paid-in capital	5,025,609	5,025,609	5,025,609
Accumulated deficit	(5,488,880)	(5,455,192)	(5,408,790)
Total stockholders' deficit	(462,749)	(429,061)	(382,659)
Total liabilities and stockholders' deficit	0	0	0
Series B Preferred Stock [Member]
Current liabilities
Preferred stock value	500	500	500
Series A Preferred Stock [Member]
Current liabilities
Preferred stock value	$ 0	$ 0	$ 0